Offerings	Jul. 30, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	93,481,739
Proposed Maximum Offering Price per Unit | $ / shares	0.2331
Maximum Aggregate Offering Price	$ 21,790,593
Amount of Registration Fee	$ 3,336.14
Offering Note	The number of common shares being registered includes the resale of up to 93,481,739 common shares held by the selling shareholders, consisting of (i) 54,261,960 shares of common stock issued in a private placement and (ii) 39,219,779 common shares issuable upon the exercise of warrants.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, the proposed maximum offering price per share is $0.2331, which is the average of the high and low prices of the common shares on the OTCQB of the OTC Markets Group, Inc. on July 28, 2025.A registration fee of $10,921.30 was previously paid by the Registrant in connection with the initial filing of the Registration Statement, as filed with the Securities and Exchange Commission on April 17, 2025, which provided for the registration of 111,256,290 Common shares. The number of Common shares being registered pursuant to the Registration Statement is being decreased, by amendment, to 93,481,739 shares.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase common shares
Amount Registered | shares	39,219,779
Proposed Maximum Offering Price per Unit | $ / shares	0.7338
Maximum Aggregate Offering Price	$ 28,779,474
Amount of Registration Fee	$ 4,406.05
Offering Note	The amount includes 39,219,779 warrants issued in a private placement.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(g) under the Securities Act of 1933, as amended, based on the price at which the warrants may be exercised.